JPMorgan New York Tax Free Bond Fund
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds—94.4% (a)
Alabama—1.0%
Utility—1.0%
Black Belt Energy Gas District, Gas Project, Series 2024D, Rev., 5.00%, 11/1/2034 (b)	2,750	2,882
Southeast Alabama Gas Supply District (The), Project No. 2, Series 2024B, Rev., 5.00%, 5/1/2032 (b)	1,000	1,045
		3,927
California—1.2%
Other Revenue—0.9%
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project, Series 2025A, Rev., AMT, 9.50%, 1/1/2035 (b) (c)	3,000	2,906
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series 2021B-2, Rev., Zero Coupon, 6/1/2066	7,300	783
		3,689
Utility—0.3%
California Community Choice Financing Authority, Clean Energy Project, Series 2024H, Rev., 5.00%, 8/1/2033 (b)	1,000	1,064
Total California		4,753
Florida—0.1%
Transportation—0.1%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, Series 2024, Rev., AMT, 5.00%, 7/1/2041	250	229
Georgia—3.1%
Utility—3.1%
Main Street Natural Gas, Inc., Gas Supply
Series 2021C, Rev., 4.00%, 12/1/2028 (b)	2,750	2,753
Series 2024D, Rev., 5.00%, 4/1/2031 (b)	2,000	2,092
Series 2024A, Rev., 5.00%, 9/1/2031 (b)	2,360	2,478
Series 2024E, Rev., 5.00%, 12/1/2032 (b)	4,750	4,947
		12,270
Iowa—0.3%
Other Revenue—0.3%
Iowa Tobacco Settlement Authority, Subordinate Senior Capital Appreciation Asset Backed, Series 2021-B-2, Rev., Zero Coupon, 6/1/2065	7,000	1,030
Kentucky—0.4%
Utility—0.4%
Kentucky Public Energy Authority, Gas Supply, Series 2024A, Rev., 5.00%, 7/1/2030 (b)	1,500	1,555
New York—83.9%
Education—7.5%
Build NYC Resource Corp., Bay Ridge Preparatory School Project, Series 2024, Rev., 5.00%, 9/1/2044 (c)	1,270	1,178
Build NYC Resource Corp., Success Academy Charter School Project, Series 2025, Rev., 5.00%, 9/1/2033	1,000	1,079
Clinton County Capital Resource Corp., CVCES Boces Project, Series 2025, Rev., 5.00%, 7/1/2046 (c)	750	724
Madison County Capital Resource Corp., Colgate University Refunding Project, Rev., 5.00%, 7/1/2041	1,150	1,237
Monroe County Industrial Development Corp., Eugenio Maria De Hostos Charter School Project, Series 2024A, Rev., 5.00%, 7/1/2044 (c)	1,320	1,188
New York State Dormitory Authority, Series 2024, Rev., 5.25%, 7/1/2054	3,000	3,050
New York State Dormitory Authority, Brooklyn Law School, Series 2019A, Rev., 5.00%, 7/1/2033	2,400	2,474
New York State Dormitory Authority, Court Facilities Lease, Series 2005A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	5,122
New York State Dormitory Authority, New York University, Series 2001-1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,284
New York State Dormitory Authority, Pace University
Series 2024A, Rev., 5.25%, 5/1/2035	1,000	1,072

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Education — continued
Series 2024A, Rev., 5.50%, 5/1/2049	225	229
Series 2024A, Rev., 5.50%, 5/1/2056	3,000	3,029
New York State Dormitory Authority, School Districts Financing Program, Series 2025A, Rev., A.G., 5.00%, 10/1/2036 (d)	2,110	2,325
New York State Dormitory Authority, State Supported Debt University Facilities, Series 2020A, Rev., 4.00%, 7/1/2050	2,000	1,688
New York State Dormitory Authority, The New School, Series 2025A, Rev., 4.25%, 7/1/2050	1,500	1,328
Onondaga Civic Development Corp., Syracuse University Project, Rev., 4.50%, 12/1/2050	2,000	1,870
		29,877
General Obligation—13.2%
Camden Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
Chappaqua Central School District, GO, 4.00%, 7/15/2039	1,015	1,013
City of Jamestown, GO, BAN, 4.25%, 5/15/2026	5,670	5,721
City of New York, Fiscal Year 2008, Series 2008 L-4, GO, VRDO, 1.55%, 6/2/2025 (b)	2,000	2,000
City of New York, Fiscal Year 2022, Series 2022D, Subseries D-1, GO, 5.25%, 5/1/2039	1,500	1,601
City of New York, Fiscal Year 2023, Series 2023A, Subseries A-4, GO, VRDO, 1.45%, 6/2/2025 (b)	935	935
City of New York, Fiscal Year 2024, Series 2024A, GO, 5.00%, 8/1/2045	3,850	3,949
City of New York, Fiscal Year 2025
Series 2025G, Subseries G-1, GO, 5.00%, 2/1/2042	1,000	1,048
Series 2025G, Subseries G-1, GO, 5.25%, 2/1/2050	1,000	1,041
City of Yonkers
Series 2024A, GO, A.G., 5.00%, 2/15/2041	1,000	1,052
Series 2024B, GO, A.G., 5.00%, 2/15/2041	1,000	1,052
Series 2024A, GO, A.G., 5.00%, 2/15/2042	1,505	1,576
Series 2024B, GO, A.G., 5.00%, 2/15/2042	1,000	1,047
County of Albany, Series 2022A, GO, 4.00%, 6/1/2036	1,080	1,094
County of Erie, Buffalo Bills Stadium Project, Series 2024B, GO, 5.25%, 9/15/2048	1,500	1,591
County of Nassau
Series 2021A, GO, A.G., 4.00%, 4/1/2036	2,000	2,036
Series 2022A, GO, 4.25%, 4/1/2052	2,000	1,775
County of Nassau, General Improvement, Series 2023A, GO, A.G., 4.00%, 4/1/2042	1,500	1,405
County of Onondaga
Series 2022, GO, 4.00%, 6/15/2037	2,000	2,015
Series 2024, GO, 4.00%, 8/1/2043	1,565	1,432
County of Suffolk, Series 2017D, GO, 4.00%, 10/15/2028	3,375	3,451
Gloversville Enlarged School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
Medina Central School District, GO, BAN, 4.50%, 7/16/2025	3,500	3,504
Northeastern Clinton Central School District, GO, BAN, 4.50%, 6/26/2025	1,000	1,001
State of New York, Series 2023A, GO, 5.00%, 3/15/2041	1,000	1,067
Town of Clarkstown, Series 2023, GO, 4.00%, 11/15/2039	990	965
Town of Hempstead, GO, 4.00%, 5/1/2043	1,725	1,645
Town of Huntington, Public Improvement, Series 2022A, GO, 4.00%, 6/15/2037	1,385	1,403

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
General Obligation — continued
Uniondale Union Free School District
GO, 4.00%, 1/15/2038	2,000	2,009
GO, 4.00%, 1/15/2041	2,000	1,943
		52,373
Hospital—3.2%
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center
Series 2025 2-B, Rev., 5.00%, 7/1/2032 (b)	1,000	1,086
Series 2025 1, Rev., 5.00%, 7/1/2035	1,655	1,863
Series 2022 1-B, Rev., 4.00%, 7/1/2051	1,300	1,117
Series 2025 1, Rev., 5.25%, 7/1/2054	515	531
New York State Dormitory Authority, Northwell Health Obligated Group
Series 2025A, Rev., 5.00%, 5/1/2035	1,000	1,094
Series 2022A, Rev., 4.25%, 5/1/2052	1,595	1,400
Series 2022A, Rev., 5.00%, 5/1/2052	2,000	2,001
New York State Dormitory Authority, White Plains Hospital, Series 2024, Rev., 5.25%, 10/1/2049	2,000	2,001
Oneida County Local Development Corp., Mohawk Valley Health System Project, Series 2019A, Rev., A.G., 4.00%, 12/1/2049	1,785	1,546
		12,639
Housing—2.8%
New York City Housing Development Corp., Multi-Family Mortgage, 8 Spruce Street Project, Series 2024 CL F, Rev., 5.25%, 12/15/2031	3,900	3,963
New York State Housing Finance Agency, 160 Madison Avenue LLC, Series 2013A, Rev., VRDO, 1.60%, 6/2/2025 (b)	4,225	4,225
New York State Housing Finance Agency, 160 West 62nd Street Housing, Series 2011A-2, Rev., FHLMC COLL, 3.60%, 4/1/2032 (b)	2,000	1,981
Onondaga County Trust for Cultural Resources, Abby Lane Housing Corp., Series 2017, Rev., 5.00%, 5/1/2040	1,000	988
		11,157
Industrial Development Revenue/Pollution Control Revenue—2.6%
New York City Industrial Development Agency, Queens Baseball Stadium Project, Series 2021A, Rev., A.G., 5.00%, 1/1/2031	1,250	1,358
New York City Industrial Development Agency, Yankee Stadium Project, Series 2020A, Rev., A.G., 5.00%, 3/1/2029	2,500	2,660
New York Liberty Development Corp., Goldman Sachs Headquarters LLC, Series 2005, Rev., 5.25%, 10/1/2035	2,460	2,744
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2021B, Rev., 4.00%, 8/15/2039	1,380	1,365
New York State Environmental Facilities Corp.,Solid Waste Disposal, Waste Management, Inc. Project, Rev., AMT, 4.10%, 8/1/2025 (b)	2,000	2,001
		10,128
Other Revenue—25.1%
Battery Park City Authority
Series 2019D-1, Rev., VRDO, 1.53%, 6/2/2025 (b)	13,600	13,600
Series 2019B, Rev., 5.00%, 11/1/2040	2,000	2,086
Series 2023A, Rev., 5.00%, 11/1/2053	1,335	1,367
Build NYC Resource Corp., The Young Men's and Women's Hebrew Association Project
Series 2024, Rev., 5.00%, 12/1/2027	1,000	1,048
Series 2024, Rev., 5.00%, 12/1/2032	3,620	4,003
Chautauqua Tobacco Asset Securitization Corp., Series 2014, Rev., 5.00%, 6/1/2048	3,200	2,851
Empire State Development Corp.
Series 2021A, Rev., 4.00%, 3/15/2044	5,000	4,501
Series 2020E, Rev., 4.00%, 3/15/2045	1,500	1,340

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2031	1,585	1,631
Series 2017A, Rev., 5.00%, 2/15/2037	2,500	2,544
Series 2017A, Rev., 5.00%, 2/15/2038	2,125	2,158
Series 2022A, Rev., 4.00%, 2/15/2040	1,730	1,672
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015, Series 2015S-1, Rev., 5.00%, 7/15/2031	2,500	2,502
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2034	2,000	2,080
Series 2019S-3A, Rev., 5.00%, 7/15/2034	4,000	4,159
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2011, Series 2011A-4, Rev., VRDO, 1.50%, 6/2/2025 (b)	2,000	2,000
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series 2017E1, Rev., 5.00%, 2/1/2035	2,000	2,035
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019, Series 2019C-4, Rev., VRDO, 1.50%, 6/2/2025 (b)	1,100	1,100
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2022, Series 2022F, Subseries F-1, Rev., 4.00%, 2/1/2038	2,000	1,951
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2023, Series 2023F, Rev., 5.00%, 2/1/2042	2,000	2,077
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2024
Series 2024B, Rev., 5.00%, 5/1/2042	1,000	1,041
Series 2024F, Subseries F-1, Rev., 4.25%, 2/1/2054	1,000	893
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2025, Series 2025D, Rev., 5.00%, 5/1/2044	1,000	1,033
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2019, Series B-1, Rev., 5.00%, 8/1/2034	1,535	1,600
New York City Transitional Finance Authority, Future Tax Secured, Subordinate, Fiscal Year 2025, Series 2025-J, Subseries J-1, Rev., 5.50%, 5/1/2053	2,000	2,122
New York Convention Center Development Corp., Hotel Unit Fee Secured, Rev., 5.00%, 11/15/2045	2,170	2,133
New York Convention Center Development Corp., Senior Lien, Hotel Unit Fee Secured, Series A, Rev., Zero Coupon, 11/15/2047	1,600	502
New York Convention Center Development Corp., Subordinate Lien, Hotel Unit Fee Secured, Series B, Rev., Zero Coupon, 11/15/2033	4,090	2,864
New York State Dormitory Authority, State Sales Tax
Series 2015B, Rev., 5.00%, 3/15/2030	5,000	5,024
Series 2016A, Rev., 5.00%, 3/15/2031	2,000	2,039
Series 2018E-2, Rev., 5.00%, 3/15/2033	2,000	2,088
Series 2017A, Rev., 5.00%, 3/15/2034	2,000	2,054
Series 2023A-1, Rev., 4.00%, 3/15/2043	1,110	1,006
Suffolk Regional Off-Track Betting Corp., Series 2024, Rev., 5.75%, 12/1/2044	1,000	1,023
Suffolk Tobacco Asset Securitization Corp., Series 2021A-2, Rev., 5.00%, 6/1/2029	2,250	2,358
Triborough Bridge and Tunnel Authority Sales Tax, Series 2024A, Subseries A-1, Rev., 4.13%, 5/15/2064	3,515	2,895
TSASC, Inc.
Series A, Rev., 5.00%, 6/1/2035	2,000	2,013
Series A, Rev., 5.00%, 6/1/2036	2,000	2,009
Series B, Rev., 5.00%, 6/1/2048	2,350	2,051
Westchester County Local Development Corp., Kendal on Hudson Project, Series 2022B, Rev., 5.00%, 1/1/2032	240	252
Westchester County Local Development Corp., Purchase Senior Learning Community, Inc., Project, Series 2021A, Rev., 5.00%, 7/1/2056 (c)	2,000	1,734

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Other Revenue — continued
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	1,796
Series B, Rev., 5.00%, 6/1/2034	2,000	2,018
		99,253
Special Tax—4.6%
Empire State Development Corp., State Personal Income Tax, General Purpose
Series 2020C, Rev., 4.00%, 3/15/2037	1,000	985
Series 2020A, Rev., 4.00%, 3/15/2040	3,000	2,842
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2020A, Rev., 4.00%, 3/15/2047	1,700	1,485
Series 2024A, Rev., 5.25%, 3/15/2052	1,500	1,557
New York State Housing Finance Agency, State Personal Income Tax
Series 2024B-2, Rev., 3.30%, 12/15/2028 (b)	1,500	1,488
Series 2024C, Rev., 4.55%, 12/15/2054	1,000	913
New York State Thruway Authority, Personal Income Tax
Series 2021A-1, Rev., 4.00%, 3/15/2038	1,500	1,466
Series 2022A, Rev., 5.00%, 3/15/2041	5,000	5,210
Series 2021A-1, Rev., 4.00%, 3/15/2042	2,500	2,294
		18,240
Transportation—13.5%
Metropolitan Transportation Authority
Series 2015A-2, Rev., 5.00%, 5/15/2030 (b)	2,185	2,276
Series 2024B, Rev., 5.00%, 11/15/2041	4,000	4,120
Metropolitan Transportation Authority Dedicated Tax Fund
Series 2012A, Rev., Zero Coupon, 11/15/2030	4,000	3,297
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,039
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2032	2,250	2,340
Series N, Rev., 4.00%, 1/1/2041	2,500	2,338
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Series 2018, Rev., AMT, 5.00%, 1/1/2026	4,000	4,017
Series 2018, Rev., AMT, 5.00%, 1/1/2031	2,155	2,180
Series 2018, Rev., AMT, 4.00%, 1/1/2036	2,315	2,157
New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project
Rev., AMT, 3.00%, 8/1/2031	2,000	1,831
Rev., AMT, 5.50%, 6/30/2054	1,500	1,512
Series 2024B, Rev., AMT, A.G., 0.0%, 12/31/2054	2,000	1,227
Port Authority of New York and New Jersey, Consolidated
Series 221, Rev., AMT, 4.00%, 7/15/2039	1,355	1,278
Series 244, Rev., 5.00%, 7/15/2042	2,000	2,110
Series 248, Rev., 5.00%, 1/15/2050	2,000	2,051
Series 245, Rev., 5.00%, 9/1/2054	1,500	1,531
Triborough Bridge and Tunnel Authority, Series 2024B,SubseriesB-3, Rev., 5.00%, 11/15/2025 (b)	5,000	5,040
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,252
Series B, Rev., 5.00%, 11/15/2033	1,500	1,543

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Transportation — continued
Series 2023A, Rev., 4.00%, 11/15/2037	1,600	1,602
Series 2022A, Rev., 4.00%, 5/15/2041	2,040	1,904
Series 2019C, Rev., 4.00%, 11/15/2042	1,375	1,267
Series 2020A, Rev., 5.00%, 11/15/2054	1,500	1,504
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, TBTA Capital Lockbox
Series 2025A, Rev., 5.25%, 12/1/2054	2,000	2,070
Series 2023A, Rev., 4.25%, 5/15/2058	1,000	875
		53,361
Utility—6.6%
Long Island Power Authority, Electric System
Series 2024B, Rev., 3.00%, 9/1/2029 (b)	3,500	3,364
Series 2019A, Rev., 4.00%, 9/1/2034	2,725	2,732
Series 2018, Rev., 5.00%, 9/1/2035	2,000	2,081
Series 2021A, Rev., 4.00%, 9/1/2041	2,030	1,949
New York Power Authority
Series 2024A, Rev., 5.00%, 11/15/2041	1,500	1,602
Series 2024A, Rev., 5.00%, 11/15/2043	1,000	1,056
Series 2020A, Rev., 4.00%, 11/15/2045	3,000	2,702
New York Power Authority, Green Transmission Project, Series 2022A, Rev., A.G., 5.00%, 11/15/2035	840	916
New York State Energy Research and Development Authority, Series 1997A, Rev., 3.00%, 7/1/2025 (b)	4,000	3,996
Utility Debt Securitization Authority, Series 2016A, Rev., 5.00%, 12/15/2034	3,250	3,308
Utility Debt Securitization Authority, Restructuring Bond, Series 2016B, Rev., 5.00%, 12/15/2035	2,450	2,492
		26,198
Water & Sewer—4.8%
New York City Municipal Water Finance Authority, Second General Resolution, Series 2025BB, Rev., 5.00%, 6/15/2048	1,000	1,027
New York City Municipal Water Finance Authority, Second General Resolution, Fiscal Year 2025
Series 2025DD, Rev., 5.50%, 6/15/2039	1,000	1,129
Series 2025CC, Rev., 5.00%, 6/15/2046	2,000	2,066
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2018, Series 2018CC-1, Rev., 4.00%, 6/15/2037	1,150	1,124
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2020
Series 2020CC-1, Rev., 4.00%, 6/15/2041	2,000	1,883
Subseries 202DD-3, Rev., 4.00%, 6/15/2042	2,500	2,299
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2022, Series 2022, Subseries BB-1, Rev., 4.00%, 6/15/2045	1,500	1,350
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2025, Series 2025AA, Subseries AA-1, Rev., 5.25%, 6/15/2053	1,000	1,040
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2017E, Rev., 5.00%, 6/15/2038	1,240	1,264
Series 2024A, Rev., 5.25%, 6/15/2053	1,000	1,048
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Pooled Financing Program, Series 2005B, Rev., 5.50%, 10/15/2025 (e)	3,535	3,566
New York State Environmental Facilities Corp., State Revolving Funds, Master Financing Program, Series 2025A, Rev., 5.00%, 9/15/2050	1,000	1,035
		18,831
Total New York		332,057

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Water & Sewer — continued
North Carolina—0.5%
Housing—0.5%
North Carolina Housing Finance Agency, Homeownership-1998 Trust
Series 55-C, Rev., GNMA / FNMA / FHLMC, 3.20%, 1/15/2026 (b)	1,000	999
Series 58-A, Rev., GNMA / FNMA / FHLMC, 6.50%, 1/1/2056 (d)	1,000	1,124
		2,123
Ohio—0.3%
Other Revenue—0.1%
Buckeye Tobacco Settlement Financing Authority, Series 2020B-3, Rev., Zero Coupon, 6/1/2057	3,900	374
Transportation—0.2%
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project, Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,000	1,001
Total Ohio		1,375
Pennsylvania—0.3%
Other Revenue—0.3%
Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 2024-146A, Rev., 6.25%, 10/1/2054	1,000	1,089
Puerto Rico—1.5%
General Obligation—0.5%
Commonwealth of Puerto Rico, Series 2022A-1, GO, 5.63%, 7/1/2027	2,000	2,052
Other Revenue—1.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax
Series A-1, Rev., Zero Coupon, 7/1/2046	4,500	1,436
Series A-2, Rev., 4.78%, 7/1/2058	1,000	895
Series A-1, Rev., 5.00%, 7/1/2058	1,500	1,407
		3,738
Total Puerto Rico		5,790
South Dakota—0.4%
Housing—0.4%
South Dakota Housing Development Authority
Series 2024C, Rev., GNMA / FNMA / FHLMC, 6.25%, 11/1/2055	495	547
Series 2025A, Rev., GNMA / FNMA / FHLMC, 6.50%, 11/1/2055	1,000	1,124
		1,671
Texas—0.6%
Industrial Development Revenue/Pollution Control Revenue—0.2%
Mission Economic Development Corp., Waste Management, Inc. Project, Series 2020B, Rev., AMT, 3.95%, 9/1/2025 (b)	1,000	1,000
Utility—0.4%
Texas Municipal Gas Acquisition and Supply Corp. V, Gas Supply, Series 2024, Rev., 5.00%, 1/1/2034 (b)	1,500	1,579
Total Texas		2,579

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	Principal Amount ($000)	Value ($000)
Municipal Bonds — continued
Utility — continued
Wisconsin—0.8%
Industrial Development Revenue/Pollution Control Revenue—0.3%
Wisconsin Housing and Economic Development Authority, Home Ownership, Series 2024A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	970	1,041
Transportation—0.5%
Public Finance Authority, Senior Lien
Rev., AMT, 5.50%, 7/1/2044	1,000	1,024
Rev., AMT, 5.75%, 7/1/2049	1,000	1,027
		2,051
Total Wisconsin		3,092
Total Municipal Bonds (Cost $380,157)		373,540
	Shares (000)
Short-Term Investments—5.2%
Investment Companies—5.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (f) (g)(Cost $20,597)	20,596	20,598
Total Investments—99.6% (Cost $400,754)		394,138
Assets in Excess of Other Liabilities—0.4%		1,440
Net Assets—100.0%		395,578

Percentages indicated are based on net assets.

Abbreviations
A.G.	Insured by Assured Guaranty Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
MTA	Metropolitan Transportation Authority
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2025.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(e)	Security is prerefunded or escrowed to maturity.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2025.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
Futures contracts outstanding as of May 31, 2025 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury Long Bond	38	09/19/2025	USD	4,299	89
Short Contracts
U.S. Treasury 10 Year Ultra Note	(27)	09/19/2025	USD	(3,046)	(37)
U.S. Treasury Ultra Bond	(13)	09/19/2025	USD	(1,512)	(35)
(72)
17

Abbreviations
USD	United States Dollar

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$373,540	$—	$373,540
Short-Term Investments
Investment Companies	20,598	—	—	20,598
Total Investments in Securities	$20,598	$373,540	$—	$394,138

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$89	$—	$—	$89
Depreciation in Other Financial Instruments
Futures Contracts	$(72)	$—	$—	$(72)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$17	$—	$—	$17
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 2.30% (a) (b)	$20,688	$69,655	$69,745	$— (c)	$— (c)	$20,598	20,596	$167	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.
(c)	Amount rounds to less than one thousand.